27 Other operating expenses, net (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Operating Expenses Net
Result with property, plant and equipment	[1]	R$ (42)	R$ 5	R$ (39)
Reversal (provision) for legal proceedings		(18)	(53)	40
Restructuring expenses		(71)	37
Covid-19 spending on prevention	[2]	(134)
Indemnity assets		168
Other				(4)
Total		R$ (97)	R$ (11)	R$ (3)

[1]	The result from fixed assets was mainly impacted by the Sale and Leaseback operations described in note 1.5, whose gain totaled R$52, which was offset by the losses of write off incurred in the year.
[2]	The expenses incurred as a result of the COVID-19 pandemic refer to the purchase of items of individual protection and adequacy of the stores, expenses with overtime, expenses with internal and external communication, incremental expenses with transportation and cleaning and hygiene service. See note no. 1.4